DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Municipal Infrastructure Revenue Bond ETF

August 31, 2023 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.5%
Arizona - 1.7%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	$500,000	$528,652
City of Phoenix Civic Improvement Corp., Intergovernmental, Series A, 5.00%, 7/1/45	705,000	754,349
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/47	500,000	527,246
Series A, 3.00%, 1/1/49	65,000	48,517

(Cost $1,987,028)		1,858,764

California - 18.6%
Bay Area Toll Authority, Highway Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54	535,000	389,842
Series F-2, 2.60%, 4/1/56	160,000	103,660
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	35,000	38,873
5.00%, 5/15/37	45,000	49,606
Series A, 5.00%, 5/15/38	300,000	328,611
5.00%, 5/15/39	40,000	43,663
5.00%, 5/15/40	55,000	59,723
Series D, AMT, 5.00%, 5/15/43	125,000	128,826
Series A, AMT, 4.00%, 5/15/44	700,000	655,592
Series E, 5.00%, 5/15/44	25,000	26,543
Series F, AMT, 5.00%, 5/15/44	200,000	205,742
Series B, 5.00%, 5/15/45	260,000	281,795
Series C, AMT, 5.00%, 5/15/45	50,000	51,558
Series A, AMT, 5.00%, 5/15/46	600,000	619,961
Series B, 5.00%, 5/15/48	250,000	269,151
Series E, 5.00%, 5/15/48	20,000	21,144
Series F, AMT, 3.00%, 5/15/49	330,000	234,129
Series F, AMT, 4.00%, 5/15/49	200,000	182,100
Series D, AMT, 5.00%, 5/15/49	100,000	101,791
Series C, AMT, 4.00%, 5/15/50	500,000	456,884
Series A, AMT, 5.00%, 5/15/51	135,000	138,673
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	25,878
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 3.00%, 11/1/50	340,000	250,572
Series C, 4.00%, 11/1/50	600,000	582,164
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 6/1/39	40,000	40,931
Series A, 5.00%, 7/1/44	430,000	456,835
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/40	260,000	285,822
Series D, 5.00%, 7/1/44	125,000	132,785
Series A, 5.00%, 7/1/45	60,000	63,318
Series C, 5.00%, 7/1/49	635,000	669,207
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	270,000	295,435
Series B, 5.00%, 7/1/43	315,000	333,352
Series A, 5.00%, 7/1/50	210,000	223,332
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	48,215
Series B, 5.00%, 7/1/48	500,000	533,200
Series A, 5.00%, 7/1/51	1,000,000	1,067,707
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	27,481
Series C, 5.00%, 7/1/40	100,000	109,729
Series A, 5.00%, 10/1/45	225,000	241,050
Riverside County Transportation Commission, Highway Revenue Tolls,
4.00%, 6/1/40	50,000	47,659
Series B-1, 4.00%, 6/1/46	10,000	9,315
Series B-1, 3.00%, 6/1/49	600,000	432,366
Sacramento County Sanitation Districts Financing Authority, Intergovernmental, 5.00%, 12/1/33	30,000	34,969
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	40,000	42,827
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	209,684
Series B, AMT, 4.00%, 7/1/51	250,000	220,660
Series A, 5.00%, 7/1/51	500,000	529,637
Series B, AMT, 5.00%, 7/1/51	500,000	509,510
Series A, 5.00%, 7/1/56	1,300,000	1,369,506
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	515,000	540,254
Series A, AMT, 5.00%, 5/1/39	50,000	51,967
AMT, 5.00%, 5/1/43	320,000	325,754
Series A, AMT, 5.00%, 5/1/44	810,000	832,306
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,256,715
Series D, AMT, 5.00%, 5/1/48	75,000	75,802
Series E, 5.00%, 5/1/48	25,000	26,008

Series D, AMT, 5.25%, 5/1/48	870,000	894,143
Series A, AMT, 4.00%, 5/1/49	1,000,000	896,679
Series A, AMT, 5.00%, 5/1/49	200,000	204,264
Series E, AMT, 5.00%, 5/1/50	370,000	377,614
Series F, 5.00%, 5/1/50	900,000	940,859
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	38,023
Series C, 5.00%, 3/1/51	500,000	521,926
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	570,000	596,490
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/34	25,000	28,657
Series BB, 5.00%, 12/1/35	45,000	51,131

(Cost $23,708,497)		20,839,605

Colorado - 3.7%
Arkansas River Power Authority, Electric, Power & Light Revenue, Series A, 5.00%, 10/1/43	215,000	214,306
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/35	250,000	261,194
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	325,970
Series A, AMT, 5.00%, 12/1/37	20,000	20,643
Series A, AMT, 5.00%, 12/1/38	320,000	329,403
Series A, AMT, 4.00%, 12/1/43	650,000	600,941
Series A, AMT, 5.00%, 12/1/43	325,000	330,887
Series A, AMT, 5.00%, 12/1/48	700,000	706,372
Sub-Series B, 5.00%, 12/1/48	40,000	41,147
Series D, 5.00%, 11/15/53	600,000	613,705
City & County of Denver Co. Dedicated Excise Tax Revenue, Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	700,000	641,381
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	93,906

(Cost $4,604,077)		4,179,855

Connecticut - 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/34	25,000	27,865
5.00%, 5/1/37	100,000	108,765
5.00%, 5/1/38	100,000	108,098
5.00%, 5/1/40	120,000	128,768

(Cost $419,722)		373,496

Delaware - 0.3%
Delaware River & Bay Authority, Highway Revenue Tolls,
4.00%, 1/1/44
(Cost $324,010)	330,000	310,472

District of Columbia - 4.7%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	250,000	259,835
District of Columbia, Income Tax Revenue,
Series A, 4.00%, 3/1/39	110,000	109,463
Series C, 4.00%, 5/1/45	500,000	478,655
Series C, 5.00%, 5/1/45	170,000	181,325
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/46	850,000	874,242
Series A, AMT, 5.00%, 10/1/48	175,000	177,656
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	929,423
Series B, 5.00%, 10/1/47	500,000	513,480
Series B, 4.00%, 10/1/49	300,000	270,840
Series B, 3.00%, 10/1/50	600,000	442,171
Series B, 4.00%, 10/1/53	1,200,000	1,065,377

(Cost $6,172,405)		5,302,467

Florida - 9.3%
Broward County FL Water & Sewer Utility Revenue, Water Revenue, Series A, 4.00%, 10/1/47	240,000	228,599
Central Florida Expressway Authority, Highway Revenue Tolls, Series D, 5.00%, 7/1/35	40,000	44,709
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	399,133
Series A, 5.00%, 10/1/47	215,000	224,841
City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,052,206
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	91,794
Series A, AMT, 4.00%, 10/1/49	150,000	133,548
County of Broward Fl Port Facilities Revenue, Private Airport & Marina Revenue, Series B, 4.00%, 9/1/49	55,000	49,510

County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	462,244
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	400,000	361,663
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,019,738
Series A, AMT, 5.00%, 10/1/49	380,000	386,012
County of Miami-Dade FL Transit System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49	500,000	463,177
Series A, 4.00%, 7/1/50	90,000	83,038
County of Miami-Dade Fl Water & Sewer System Revenue, Water Revenue, 4.00%, 10/1/51	100,000	91,825
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series B, 4.00%, 10/1/44	475,000	457,563
4.00%, 10/1/46	255,000	242,254
4.00%, 10/1/48	400,000	374,608
4.00%, 10/1/48	40,000	37,461
Series B, 4.00%, 10/1/49	500,000	465,615
4.00%, 10/1/51	275,000	255,411
County of Miami-Dade Seaport Department, Private Airport & Marina Revenue, Series A, 5.25%, 10/1/52	300,000	308,298
County of Osceola Fl Transportation Revenue, Highway Revenue Tolls, Series A-1, 4.00%, 10/1/54	400,000	340,077
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/44	165,000	169,487
Series A, AMT, 4.00%, 10/1/49	500,000	454,920
Series A, AMT, 4.00%, 10/1/52	300,000	269,624
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	608,127
Series A, AMT, 3.25%, 10/1/54	250,000	181,937
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	201,157
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/52	500,000	449,374
Putnam County Development Authority, Electric, Power & Light Revenue, 5.00%, 3/15/42	40,000	41,080
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls, Series C, 3.00%, 7/1/46	200,000	152,084
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	400,000	375,939

(Cost $11,946,929)		10,477,053

Georgia - 2.9%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	182,054
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	21,530
Series D, 4.125%, 11/1/45	355,000	305,729
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/51	765,000	729,662
Georgia Ports Authority, Private Airport & Marina Revenue, 4.00%, 7/1/52	320,000	304,841
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	30,167
Municipal Electric Authority of Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62	500,000	513,582
Series A, 4.50%, 7/1/63	400,000	382,143
Series A, 5.50%, 7/1/63	750,000	776,409

(Cost $3,391,721)		3,246,117

Hawaii - 0.8%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	406,730
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/51	500,000	511,950

(Cost $970,468)		918,680

Illinois - 6.5%
Chicago O’hare International Airport, Private Airport & Marina Revenue,
Series A, 4.50%, 1/1/48	570,000	555,983
Series A, 5.00%, 1/1/48	200,000	202,973
Series A, AMT, 5.00%, 1/1/55	500,000	508,464
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/43	115,000	108,542
Series B, 5.00%, 1/1/48	1,285,000	1,325,469
Series B, 4.00%, 1/1/53	130,000	118,081
Series A, AMT, 4.375%, 1/1/53	25,000	23,559
Series B, 5.00%, 1/1/53	500,000	513,341
Chicago Transit Authority Sales Tax Receipts Fund, Sales Tax Revenue, Series A, 5.00%, 12/1/57	1,200,000	1,215,239

City of Chicago IL Waterworks Revenue, Water Revenue, Series A, 5.50%, 11/1/62	200,000	217,464
Illinois Finance Authority, Water Revenue, 4.00%, 7/1/38	25,000	24,832
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	31,949
Series A, 4.00%, 1/1/44	850,000	809,211
Series A, 5.00%, 1/1/44	800,000	832,791
Series A, 5.00%, 1/1/45	775,000	817,164

(Cost $7,838,098)		7,305,062

Louisiana - 0.7%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	230,308
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	115,000	110,709
Louisiana Stadium & Exposition District, Hotel Occupancy Tax, Series A, 5.00%, 7/1/48	450,000	474,399

(Cost $886,110)		815,416

Maine - 0.0%
Maine Turnpike Authority, Highway Revenue Tolls, 5.00%, 7/1/47
(Cost $45,225)	40,000	41,538

Maryland - 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50
(Cost $747,860)	650,000	618,949

Massachusetts - 1.7%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	215,306
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	36,346
Series A-1, 4.00%, 7/1/51	205,000	194,571
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	411,712
Series E, AMT, 5.00%, 7/1/46	500,000	516,867
Series E, AMT, 5.00%, 7/1/51	505,000	518,931

(Cost $2,121,416)		1,893,733

Michigan - 1.3%
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	627,473
Series A, 5.00%, 7/1/48	90,000	93,415
State of Michigan Trunk Line Revenue, Fuel Sales Tax Revenue, Series B, 4.00%, 11/15/45	800,000	767,919

(Cost $1,669,538)		1,488,807

Nevada - 1.6%
City of Reno NV, Sales Tax Revenue, Series A, 4.00%, 6/1/58	145,000	125,314
County of Clark NV, Fuel Sales Tax Revenue, 4.00%, 7/1/40	500,000	489,979
County of Washoe NV, Fuel Sales Tax Revenue, 5.00%, 2/1/42	50,000	52,185
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	867,544
Series B, 4.00%, 7/1/49	290,000	266,634

(Cost $1,900,519)		1,801,656

New Jersey - 1.5%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/43	700,000	676,301
Series A, 4.00%, 1/1/48	45,000	42,877
Series A, 5.00%, 1/1/48	740,000	773,861
Series B, 5.25%, 1/1/52	55,000	60,215
South Jersey Transportation Authority, Highway Revenue Tolls, Series A, 4.625%, 11/1/47	100,000	98,532

(Cost $1,719,401)		1,651,786

New York - 18.6%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/38	90,000	95,096
Metropolitan Transportation Authority, Transit Revenue,
Series C-1, 4.00%, 11/15/35	30,000	29,844
Series C-1, 4.00%, 11/15/37	155,000	149,333
Series C-1, 4.00%, 11/15/38	180,000	172,293
Series D, 4.00%, 11/15/42	430,000	399,665
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	103,155
Series E, 4.00%, 11/15/45	1,000,000	915,756
Series C-1, 4.75%, 11/15/45	500,000	499,995
Sub-Series A, 5.00%, 11/15/45	75,000	76,437
Series D, 4.00%, 11/15/46	790,000	718,923
Series D-2, 4.00%, 11/15/48	630,000	566,712
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	607,966
Series D-3, 4.00%, 11/15/49	140,000	125,324
Series A-1, 4.00%, 11/15/50	35,000	32,468

Series D-3, 4.00%, 11/15/50	250,000	223,162
Series C-1, 5.00%, 11/15/50	700,000	708,285
Series A-1, 4.00%, 11/15/52	550,000	486,882
Series B, 5.00%, 11/15/52	115,000	117,043
Series C-1, 5.25%, 11/15/55	500,000	514,437
New York City Municipal Water Finance Authority, Water Revenue,
Series FF, 5.00%, 6/15/39	35,000	37,021
Series EE-2, 4.00%, 6/15/40	30,000	29,667
Series AA, 5.00%, 6/15/40	95,000	101,049
Sub-Series EE-2, 5.00%, 6/15/40	535,000	566,637
4.00%, 6/15/42	400,000	390,308
Series AA-2, 4.00%, 6/15/42	100,000	97,577
Series BB2, 4.00%, 6/15/42	40,000	39,031
Series CC-2, 4.00%, 6/15/42	25,000	24,394
Series BB-1, 5.00%, 6/15/44	140,000	149,340
Series BB-1, 4.00%, 6/15/45	255,000	244,629
Series BB-1, 4.00%, 6/15/49	200,000	189,999
Series CC-1, 4.00%, 6/15/49	200,000	189,999
Series FF-1, 4.00%, 6/15/49	15,000	14,250
Series BB-1, 5.00%, 6/15/49	270,000	282,905
Series DD-1, 5.00%, 6/15/49	400,000	417,449
Series DD-1, 5.25%, 6/15/49	70,000	73,964
Series BB-1, 4.00%, 6/15/50	285,000	269,792
Series GG-1, 4.00%, 6/15/50	305,000	288,725
Sub-Series DD-1, 4.00%, 6/15/50	600,000	567,984
Series AA-1, 5.00%, 6/15/50	140,000	146,759
Series AA-1, 3.00%, 6/15/51	300,000	216,411
Series CC-1, 5.00%, 6/15/51	250,000	262,706
Series CC-1, 5.00%, 6/15/52	100,000	105,270
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	33,840
Series A, 4.00%, 11/15/47	115,000	108,975
Series A, 4.00%, 11/15/50	75,000	71,588
Series A, 4.00%, 11/15/55	1,050,000	988,269
Series A, 3.25%, 11/15/60	1,150,000	851,629
Series A, 4.00%, 11/15/60	675,000	626,879
New York State Environmental Facilities Corp., Water Revenue, Series A, 5.00%, 6/15/51	500,000	531,138
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, Series 224, 4.00%, 7/15/51	15,000	14,171
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Sales Tax Revenue,
Series A, 4.00%, 5/15/48	360,000	342,951
Series A, 4.00%, 5/15/57	1,000,000	933,277
Series A, 4.25%, 5/15/58	600,000	576,767
Series A, 4.50%, 5/15/63	450,000	442,575
Triborough Bridge & Tunnel Authority, Fuel Sales Tax Revenue, Series D-2, 5.50%, 5/15/52	650,000	717,637
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-1A, 4.00%, 5/15/46	600,000	575,308
Series C-3, 3.00%, 5/15/51	600,000	435,516
Series A-1, 5.00%, 5/15/51	2,000,000	2,103,411
Series C-1A, 5.00%, 5/15/51	225,000	237,269

(Cost $23,432,246)		20,839,842

North Carolina - 0.2%
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51
(Cost $241,524)	300,000	222,903

Ohio - 0.6%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	90,151
Northeast Ohio Regional Sewer District, Sewer Revenue, 4.00%, 11/15/43	60,000	57,324
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 4.00%, 2/15/46	10,000	9,227
Series A, 5.00%, 2/15/46	275,000	293,858
Ohio Water Development Authority, Intergovernmental, 5.00%, 6/1/46	225,000	242,510

(Cost $792,635)		693,070

Oregon - 0.8%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	315,000	322,114
Series 28, AMT, 4.00%, 7/1/47	500,000	459,055
State of Oregon Department of Transportation, Fuel Sales Tax Revenue, Series A, 4.00%, 11/15/42	60,000	58,386

(Cost $882,978)		839,555

Pennsylvania - 6.7%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	638,730
Series A, AMT, 5.00%, 1/1/51	500,000	506,834
Series A, AMT, 4.00%, 1/1/56	500,000	432,395
Chester County Industrial Development Authority, Recreational Revenue, 4.00%, 12/1/51	245,000	225,030
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 10/1/43	25,000	26,000

Series A, 5.00%, 11/1/45	515,000	536,323
Series A, 5.00%, 10/1/48	35,000	35,974
Series A, 5.00%, 11/1/50	500,000	517,784
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	118,884
Series A, 5.25%, 12/1/44	565,000	595,832
Series A, 5.00%, 12/1/48	480,000	496,169
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series A, 5.00%, 12/1/44	230,000	240,364
Series A, 4.00%, 12/1/46	20,000	18,613
Series B, 4.00%, 12/1/46	390,000	362,958
Series C, 5.00%, 12/1/46	45,000	47,381
Series A, 5.00%, 12/1/47	55,000	57,608
Sub-Series A, 4.00%, 12/1/49	285,000	265,024
Series A, 5.00%, 12/1/49	15,000	15,618
Series A, 4.00%, 12/1/50	255,000	232,557
Series B, 5.00%, 12/1/50	1,705,000	1,774,679
Series A, 4.00%, 12/1/51	65,000	59,487
Series B, 4.00%, 12/1/51	300,000	275,752
Series B, 5.00%, 12/1/51	15,000	15,696

(Cost $8,482,173)		7,495,692

South Carolina - 1.0%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	171,520
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	443,375
Series A, 4.00%, 12/1/52	600,000	530,066

(Cost $1,263,756)		1,144,961

Tennessee - 2.0%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 5/15/46	245,000	261,360
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/49	125,000	127,036
Series B, AMT, 4.00%, 7/1/54	550,000	477,135
Series A, 5.00%, 7/1/54	805,000	833,132
Series B, AMT, 5.00%, 7/1/54	500,000	505,714

(Cost $2,506,835)		2,204,377

Texas - 6.3%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	103,243
Series B, 5.00%, 1/1/46	300,000	310,140
Series B, 4.00%, 1/1/51	50,000	44,888
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	131,024
Series B, 5.00%, 11/15/49	125,000	130,121
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	319,524
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	110,000	104,060
City of Georgetown TX Utility System Revenue, Multiple Utility Revenue, 4.25%, 8/15/47	500,000	483,474
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	575,000	518,772
City of Houston TX Combined Utility System, Water Revenue,
Series C, 4.00%, 11/15/43	165,000	158,716
Series D, 5.00%, 11/15/43	30,000	31,259
Series C, 3.00%, 11/15/47	145,000	104,463
Series C, 4.00%, 11/15/49	55,000	51,842
City of Lubbock TX Electric Light & Power System Revenue, Electric, Power & Light Revenue, 4.00%, 4/15/51	400,000	359,788
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue, Series A, 5.00%, 2/1/46	10,000	10,506
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
4.00%, 11/1/34	60,000	61,321
4.00%, 11/1/35	85,000	86,107
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	504,876
4.00%, 8/15/50	670,000	605,308
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	110,000	79,119
Lower Colorado River Authority, Intergovernmental, 5.00%, 5/15/47	250,000	260,179
North Fort Bend Water Authority, Water Revenue, Series A, 4.00%, 12/15/58	200,000	173,567
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/37	25,000	24,978
Series A, 5.00%, 1/1/38	65,000	68,266
Series A, 5.00%, 1/1/43	385,000	395,629
Series A, 5.00%, 1/1/48	500,000	511,764
4.25%, 1/1/49	30,000	27,863
Series B, 3.00%, 1/1/51	250,000	177,033

San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	25,000	26,378
Series A, 4.00%, 5/15/51	335,000	301,219
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	303,734
4.00%, 4/15/51	525,000	493,176
West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	85,000	54,933

(Cost $8,226,246)		7,017,270

Utah - 2.2%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	407,943
Series A, AMT, 5.00%, 7/1/48	750,000	760,857
Series A, AMT, 5.25%, 7/1/48	225,000	231,443
Intermountain Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	1,000,000	1,072,809

(Cost $2,566,590)		2,473,052

Virginia - 1.3%
Hampton Roads Transportation Accountability Commission, Appropriations,
Series A, 4.00%, 7/1/45	275,000	261,877
Series A, 5.00%, 7/1/50	40,000	42,367
Series A, 4.00%, 7/1/55	700,000	643,051
Series A, 5.00%, 7/1/60	500,000	526,809

(Cost $1,765,473)		1,474,104

Washington - 2.2%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 4.00%, 11/1/40	20,000	19,639
Series S-1, 4.00%, 11/1/46	700,000	656,742
County of King WA Sewer Revenue, Sewer Revenue, Series A, 4.00%, 1/1/52	500,000	456,641
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	321,508
Port of Seattle WA, Private Airport & Marina Revenue,
AMT, 5.00%, 4/1/44	500,000	511,508
Series B, AMT, 5.00%, 8/1/47	500,000	514,294

(Cost $2,770,662)		2,480,332

West Virginia - 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47
(Cost $312,770)	250,000	263,272

Wisconsin - 0.2%
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44
(Cost $266,609)	245,000	252,538

TOTAL MUNICIPAL BONDS (Cost $123,963,521)		110,524,424

TOTAL INVESTMENTS - 98.5%
(Cost $123,963,521)		$110,524,424
Other assets and liabilities, net - 1.5%		1,654,889

NET ASSETS - 100.0%		$112,179,313

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$110,524,424	$—	$110,524,424

TOTAL	$—	$110,524,424	$—	$110,524,424

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

RVNU-PH1

R-089711-1 (5/24) DBX005195 (5/24)